SHARE BASED COMPENSATION - Activity in share options (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Outstanding at beginning of year (in shares)	29,273,408
Granted (in shares)	4,925,211
Exercised (in shares)	(6,885,255)
Forfeited (in shares)	(7,264,080)
Outstanding at end of year (in shares)	20,049,284	29,273,408
Vested and expected to vest (in shares)	442,521	680,300
Weighted-Average Exercise Price
Outstanding at beginning of year (in dollars per share)	¥ 17.24
Granted (in dollars per share)	0.76
Exercised (in dollars per share)	0.07
Forfeited (in dollars per share)	9.52
Outstanding at end of year (in dollars per share)	8.82	¥ 17.24
Weighted Average Grant-date Fair Value
Outstanding at beginning of year (in dollars per share)	40.24
Granted (in dollars per share)	8.00	35.88	¥ 38.29
Exercised (in dollars per share)	23.49
Forfeited (in dollars per share)	5.88
Outstanding at end of year (in dollars per share)	¥ 42.58	¥ 40.24